Nature of Operations and Summary of Significant Accounting Policies - Schedule of Fair Value Assumptions of Share-Based Payments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exercise Price		$ 0.40
Dividends	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.14%	1.56%
Exercise Price	$ 2.22
Expected life of grants	2 years 10 months 10 days	5 years
Expected volatility of underlying stock	32.39%	31.75%
Maximum [Member]
Risk-free interest rate	1.46%	1.84%
Exercise Price	$ 6.50
Expected life of grants	6 years	6 years 6 months 10 days
Expected volatility of underlying stock	51.94%	32.89%